Warrants, Options, Equity Incentive Plan and Stock Issuances (Details 6) (USD $)	12 Months Ended
Dec. 31, 2013
Summary of stock options issued to stockholders
Number of Options/Warrants	30,000
2012 Equity Incentive Plan [Member]
Summary of stock options issued to stockholders
Number of Options/Warrants	202,320
2012 Equity Incentive Plan [Member] | Employee [Member]
Summary of stock options issued to stockholders
Number of Options/Warrants	2,740
Expiration term	10 years
2012 Equity Incentive Plan [Member] | Employee [Member] | Minimum [Member]
Summary of stock options issued to stockholders
Exercise Price	$ 10.00
2012 Equity Incentive Plan [Member] | Employee [Member] | Maximum [Member]
Summary of stock options issued to stockholders
Exercise Price	$ 12.50
2012 Equity Incentive Plan [Member] | Consultants [Member]
Summary of stock options issued to stockholders
Number of Options/Warrants	32,540
Expiration term	10 years
2012 Equity Incentive Plan [Member] | Consultants [Member] | Minimum [Member]
Summary of stock options issued to stockholders
Exercise Price	$ 10.00
2012 Equity Incentive Plan [Member] | Consultants [Member] | Maximum [Member]
Summary of stock options issued to stockholders
Exercise Price	$ 12.50
2012 Equity Incentive Plan [Member] | Officers [Member]
Summary of stock options issued to stockholders
Number of Options/Warrants	25,040
Expiration term	10 years
2012 Equity Incentive Plan [Member] | Officers [Member] | Minimum [Member]
Summary of stock options issued to stockholders
Exercise Price	$ 10.00
2012 Equity Incentive Plan [Member] | Officers [Member] | Maximum [Member]
Summary of stock options issued to stockholders
Exercise Price	$ 12.50
2012 Equity Incentive Plan [Member] | Directors [Member]
Summary of stock options issued to stockholders
Number of Options/Warrants	137,000
Expiration term	10 years
2012 Equity Incentive Plan [Member] | Directors [Member] | Minimum [Member]
Summary of stock options issued to stockholders
Exercise Price	$ 6.00
2012 Equity Incentive Plan [Member] | Directors [Member] | Maximum [Member]
Summary of stock options issued to stockholders
Exercise Price	$ 17.50
2012 Equity Incentive Plan [Member] | Scientific Advisory Board [Member]
Summary of stock options issued to stockholders
Number of Options/Warrants	5,000
Exercise Price	$ 12.50
Expiration term	10 years